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                       SUPPLEMENT DATED OCTOBER 20, 2006
                                     TO THE

                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN INTERNATIONAL GROWTH FUND
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED OCTOBER 31, 2005,
                      AS SUPPLEMENTED ON DECEMBER 16, 2005

                                    AND THE

                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 31, 2006

     Each Prospectus is hereby supplemented as follows:

     Paragraph number (7) of the section of the Prospectus entitled "PURCHASE OF SHARES -- CLASS A SHARES PURCHASE PROGRAMS -- NET ASSET VALUE PURCHASE OPTIONS" is hereby deleted in its entirety and replaced with the following:

(7) Trusts created under pension, profit sharing or other employee benefit plans (including qualified and non-qualified deferred compensation plans), provided that (a) the total plan assets are at least $1 million or (b) the plan has more than 100 eligible employees.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 IGFAGGSPT 10/06